Annual Fund Operating Expenses - Praxis Impact International ETF - Praxis Impact International ETF	Jun. 23, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.54%

[1]	Pursuant to the management agreement, which has a unitary fee, the Adviser is responsible for paying substantially all expenses of the Fund, except for the management fees and (i) the following Fund operating expenses (if any): interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payments under the Fund’s 12b-1 plan; and (ii) any non-operating expenses incurred by the Fund, including brokerage commissions and any fees and expenses associated with the Fund’s securities lending program.